Employee benefit obligations - Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Best estimate of the contributions expected to be paid	$ 8	$ 1
Defined contribution plans
Disclosure of defined benefit plans [line items]
Contribution expense	17	17	$ 15
Best estimate of the contributions expected to be paid	$ 18	$ 17